Realized Gain (Loss) (Schedule Of Realized Gain (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized gain (loss) related to certain investments
AFS securities. Gross gains	$ 38	$ 663	$ 31
AFS securities. Gross losses	(53)	(37)	(84)
Credit loss benefit (expense)	(15)	(11)	(26)
Realized gain (loss) on equity securities	15	44	8
Realized gain (loss) on the mark-to-market on certain instruments	37	63	26
Other gain (loss) on investments	(42)	(12)	(7)
Associated amortization of DAC, VOBA, DSI and DFEL and changes in other contract holder funds			31
Total realized gain (loss) related to certain financial assets	(135)	828	(138)
Indexed annuity and IUL contracts net derivatives results:
Gross gain (loss)	74	22	37
Associated amortization of DAC, VOBA, DSI, and DFEL			(25)
Variable annuity net derivatives results:
Gross gain (loss)	901	(1,717)	(367)
Associated amortization of DAC, VOBA, DSI, and DFEL			(20)
Total realized gain (loss)	840	(867)	(513)
Mortgage Loans On Real Estate [Member]
Realized gain (loss) related to certain investments
Credit loss benefit (expense)	(3)	112	(117)
Realized gain (loss) on the mark-to-market on certain instruments	(24)	3	(24)
Reinsurance Related Assets [Member]
Realized gain (loss) related to certain investments
Credit loss benefit (expense)	(112)	6
Available-for-sale equity securities [Member]
Realized gain (loss) related to certain investments
Realized gain (loss) on equity securities	$ 10	$ 47	$ 8